BUSINESS COMBINATION UNDER COMMON CONTROL	12 Months Ended
Dec. 31, 2021
Business Combination Under Common Control
BUSINESS COMBINATION UNDER COMMON CONTROL

29.	BUSINESS COMBINATION UNDER COMMON CONTROL

Acquisition of 100% equity interest in PST Technology

On July 27, 2021, the Company entered into a sale and purchase agreement with Mr. Li Feilie, pursuant to which the Company acquired 100% of the equity interests of PST Technology and assumed the outstanding indebtedness owed to Mr. Li Feilie amounting to CNY129,958 (US$20,159), of which CNY19,958 (US$3,096) was due from Shenzhen Qianhai before December 31, 2020 and CNY110,000 (US$17,063) was a financial support provided by Mr. Li Feilie to Shenzhen New PST, which acquired 100% of the equity interest of Shenzhen Qianhai on July 6, 2021. The considerations consisted of: (1) 3,000,000 newly issued restricted common shares of the Company at a fair value of CNY28,794 (US$4,530); (2)120,000,000 shares (an 8.69% equity interest) of FARL held by the Company at a fair value of CNY85,312 (US$13,423); and (3) cash of CNY10,297 (US$1,597). PST Technology, through its wholly owned subsidiaries, owns a 51% equity interests in Shanghai Onway, which is principally engaged in sales of assembled equipment, the provision of construction services and participating in PPP projects as operator.

PST Technology was controlled by Mr. Li Feilie. Subsequent to the acquisition, the Company obtained control of PST Technology. Before and after the acquisition, both PST Technology and the Company were and ultimately controlled by Mr. Li Feilie, and the control is not temporary. Thus, the acquisition of 100% of the equity interests in PST Technology was considered to be a business combination under common control. The transaction was closed on July 27, 2021, the date that the Group obtained control of PST Technology.

The acquisition of PST Technology was accounted for as a combination of entities under common control by using the pooling of interests method and the comparative consolidated financial statements were restated as if PST Technology was part of the Group at the beginning of the reporting period. The consolidated statement of comprehensive income includes the results of each of the combining entities or businesses from the later of: (i) the earliest date presented; or (ii) the date when the combining entities or businesses first came under common control. The consideration paid by the Company for the acquisition has been accounted for as a deemed distribution in the consolidated statement of changes in equity. FARL’s shares and the cash consideration paid to Mr. Li Feilie were accounted for as a deemed distribution to the controlling shareholder on the closing date of the transaction.